Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Inc. (Loss)	Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2011			201,000
Beginning Balance at Dec. 31, 2011	$ 1,844	$ 1,809		$ 769	$ 732	$ 308	$ 35
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	209	209			209		0
Other comprehensive income (loss)	226	226				226	0
Capital contributions from parent	72	72		72
Other	6	1		1	0		5
Ending Balance, shares at Dec. 31, 2012			201,000
Ending Balance at Dec. 31, 2012	2,357	2,317		842	941	534	40
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	255	254			254		1
Other comprehensive income (loss)	(227)	(227)				(227)	0
Capital contributions from parent	16	16		16
Dividends	(115)	(115)			(115)
Other	$ 0	1		1	0	0	(1)
Ending Balance, shares at Dec. 31, 2013	201,000		201,000
Ending Balance at Dec. 31, 2013	$ 2,286	2,246		859	1,080	307	40
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	232	231			231		1
Other comprehensive income (loss)	162	162				162	0
Capital contributions from parent	10	10		10
Dividends	(200)	(200)			(200)
Other	$ 2	1		1			1
Ending Balance, shares at Dec. 31, 2014	201,000		201,000
Ending Balance at Dec. 31, 2014	$ 2,492	2,450		870	1,111	469	42
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	157	152			152		5
Other comprehensive income (loss)	(163)	(163)				(163)	0
Capital contributions from parent	10	10		10
Dividends	(80)	(80)			(80)
Other	$ (6)	1		1			(7)
Ending Balance, shares at Sep. 30, 2015	201,000		201,000
Ending Balance at Sep. 30, 2015	$ 2,410	$ 2,370		$ 881	$ 1,183	$ 306	$ 40